Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to common stockholders	$ (1,310)	$ (770)
Denominator:
Weighted-average common shares outstanding, basic	172,318,506	42,482,376
Weighted-average common shares outstanding, diluted	172,318,506	42,482,376
Net loss per share attributable to common stockholders, basic	$ (0.01)	$ (0.02)
Net loss per share attributable to common stockholders, diluted	$ (0.01)	$ (0.02)